SCHEDULE OF INVESTMENTS
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Integrated Telecommunication Services – 1.8%
AT&T, Inc.	219	$7,336

Total Communication Services - 1.8%		7,336

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.7%
V.F. Corp.	79	6,915

Distributors – 1.7%
Genuine Parts Co.	67	6,917

General Merchandise Stores – 1.8%
Target Corp.	86	7,408

Home Furnishings – 1.6%
Leggett & Platt, Inc.	164	6,273

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	62	6,246

Restaurants – 1.9%
McDonalds Corp.	36	7,474

Total Consumer Discretionary - 10.2%		41,233

Consumer Staples
Agricultural Products – 1.6%
Archer Daniels Midland Co.	165	6,714

Distillers & Vintners – 1.8%
Brown-Forman Corp., Class B	133	7,369

Drug Retail – 1.8%
Walgreen Co.	132	7,219

Food Distributors – 3.5%
McCormick & Co., Inc.	46	7,201
Sysco Corp.	100	7,059

		14,260

Household Products – 5.4%
Clorox Co. (The)	46	7,008
Colgate-Palmolive Co.	102	7,298
Procter & Gamble Co. (The)	68	7,470

		21,776

Hypermarkets & Super Centers – 1.9%
Wal-Mart Stores, Inc.	68	7,533

Packaged Foods & Meats – 1.8%
Hormel Foods Corp.(A)	179	7,260

Personal Products – 1.8%
Kimberly-Clark Corp.	56	7,456

Soft Drinks – 3.6%
Coca-Cola Co. (The)	146	7,422
PepsiCo, Inc.	55	7,251

		14,673

Total Consumer Staples - 23.2%		94,260

Energy
Integrated Oil & Gas – 1.8%
Chevron Corp.	58	7,167

Oil & Gas Exploration & Production – 1.6%
Exxon Mobil Corp.	84	6,459

Total Energy - 3.4%		13,626

Financials
Asset Management & Custody Banks – 3.5%
Franklin Resources, Inc.	198	6,898
T. Rowe Price Group, Inc.	65	7,172

		14,070

Financial Exchanges & Data – 1.8%
S&P Global, Inc.	32	7,343

Life & Health Insurance – 1.9%
Aflac, Inc.	144	7,875

Property & Casualty Insurance – 3.9%
ACE Ltd.	51	7,468
Cincinnati Financial Corp.	81	8,377

		15,845

Regional Banks – 1.7%
People’s United Financial, Inc.	409	6,864

Total Financials - 12.8%		51,997

Health Care
Health Care Equipment – 3.9%
Becton Dickinson & Co.	31	7,766
Medtronic plc	83	8,042

		15,808

Health Care Services – 1.8%
Cardinal Health, Inc.	153	7,183

Health Care Supplies – 1.9%
Abbott Laboratories	92	7,766

Pharmaceuticals – 3.3%
AbbVie, Inc.	89	6,496
Johnson & Johnson	50	6,996

		13,492

Total Health Care - 10.9%		44,249

Industrials
Aerospace & Defense – 3.3%
General Dynamics Corp.	39	7,006
United Technologies Corp.	50	6,535

		13,541

Building Products – 1.4%
A. O. Smith Corp.	125	5,889

Construction Machinery & Heavy Trucks – 1.7%
Caterpillar, Inc.	49	6,743

Diversified Support Services – 1.9%
Cintas Corp.	33	7,814

Electrical Components & Equipment – 3.4%
Emerson Electric Co.	96	6,408
Roper Industries, Inc.	20	7,327

		13,735

Industrial Conglomerates – 1.4%
3M Co.	32	5,549

Industrial Machinery – 6.8%
Dover Corp.	72	7,215
Illinois Tool Works, Inc.	44	6,710
Pentair, Inc.	185	6,867
Stanley Black & Decker, Inc.	48	6,892

		27,684

Trading Companies & Distributors – 1.6%
W.W. Grainger, Inc.	24	6,429

Total Industrials - 21.5%		87,384

Information Technology
Data Processing & Outsourced Services – 1.7%
Automatic Data Processing, Inc.	43	7,040

Total Information Technology - 1.7%		7,040

Materials
Industrial Gases – 3.9%
Air Products and Chemicals, Inc.	36	8,090
Praxair, Inc.	39	7,869

		15,959

Specialty Chemicals – 5.3%
Ecolab, Inc.	38	7,524
PPG Industries, Inc.	60	6,973
Sherwin-Williams Co. (The)	15	6,995

		21,492

Steel – 1.6%
Nucor Corp.	120	6,605

Total Materials - 10.8%		44,056

Real Estate
Retail REITs – 1.7%
Federal Realty Investment Trust	53	6,883

Total Real Estate - 1.7%		6,883

Utilities
Multi-Utilities – 1.8%
Consolidated Edison, Inc.	83	7,318

Total Utilities - 1.8%		7,318

TOTAL COMMON STOCKS – 99.8%		$405,382

(Cost: $355,215)

TOTAL INVESTMENT SECURITIES – 99.8%		$405,382

(Cost: $355,215)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		619

NET ASSETS – 100.0%		$406,001

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $3,943 are on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$405,382	$—	$—

Total	$405,382	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$355,215

Gross unrealized appreciation	59,536
Gross unrealized depreciation	(9,369)

Net unrealized appreciation	$50,167